Summary of Significant Accounting Policies - Reconciliation of Earnings per share (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Numerator for basic and diluted EPS
Net loss	$ (23,000)	$ (22,058)	$ (11,601)	$ (8,740)
Deemed dividend on convertible preferred shares		(14,735)
Net loss available to ordinary shareholders	$ (23,000)	$ (36,793)	$ (11,601)	$ (8,740)
Denominator for basic and diluted EPS
Weighted average number of shares used to calculate basic and diluted loss per share (in shares)	424,711,900	214,704,593	148,335,529	25,893,846